Income Taxes (Details 2)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Deferred tax assets:
Operating lease liabilities	$ 149,883	¥ 1,087,659	¥ 891,159
Net operating loss carry forward	1,003,597	7,282,801	7,122,994
Total deferred tax assets	1,153,480	8,370,460	8,014,153
Less: valuation allowance	(1,014,377)	(7,361,029)	(7,193,778)
Deferred tax assets, net	139,103	1,009,431	820,375
Deferred tax liabilities:
Operating lease right of use assets	(139,103)	(1,009,431)	(820,375)
Deferred tax liabilities, net	(139,103)	(1,009,431)	(820,375)
Total deferred tax	$ 0	¥ 0	¥ 0